PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS, Additional Disclosures (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of net periodic pension cost and weighted-average assumptions used to determine net cost [Abstract]
Service cost	$ 13,893	$ 16,366
Interest cost	35,481	34,997
Special termination benefit recognized	500	0
Assumed health care cost trend rates for next fiscal year (in hundredths)	8.40%
Ultimate health care cost trend rates (in hundredths)	4.50%
Effect of one-percentage-point change in assumed health care cost trend rates [Abstract]
Effect of one-percentage-point increase on total service and interest cost components for the year	538
Effect of one-percentage-point decrease on total service and interest cost components for the year	(461)
Effect of one-percentage-point increase on postretirement benefit obligation at year-end	5,220
Effect of one-percentage-point decrease on postretirement benefit obligation at year-end	(4,612)
Target rate of return of pension plan investments above inflation rate (in hundredths)	3.00%
Pension Plans, Defined Benefit [Member]
Components of net periodic pension cost and weighted-average assumptions used to determine net cost [Abstract]
Service cost	11,882	14,411	15,941
Interest cost	31,359	30,713	32,477
Expected return on plan assets	(34,008)	(30,640)	(28,875)
Recognized actuarial loss	21,515	19,393	16,277
Amortization of prior service cost	(6,001)	(6,677)	(3,465)
Curtailment (gain) loss recognized	(12,014)	0	0
Special termination benefit recognized	104	0	0
Total net pension and postretirement benefit cost	12,837	27,200	32,355
Less: Discontinued operations	6,598	(12,765)	(16,139)
Total net pension and postretirement costs from Continuing operations	19,435	14,435	16,216
Discount rate (in hundredths)	5.36%	5.97%	6.41%
Expected return on plan assets (in hundredths)	8.00%	8.00%	8.00%
Rate of compensation increase (in hundredths)	4.15%	4.15%	4.15%
Other Postretirement Benefit Plans, Defined Benefit [Member]
Components of net periodic pension cost and weighted-average assumptions used to determine net cost [Abstract]
Service cost	2,011	1,955	2,040
Interest cost	4,122	4,284	4,594
Recognized actuarial loss	233	64	216
Amortization of transition obligation	600	662	662
Amortization of prior service cost	(185)	(204)	(204)
Curtailment (gain) loss recognized	102	0	0
Special termination benefit recognized	396	0	0
Total net pension and postretirement benefit cost	7,279	6,761	7,308
Less: Discontinued operations	(1,618)	(2,390)	(2,570)
Total net pension and postretirement costs from Continuing operations	$ 5,661	$ 4,371	$ 4,738
Discount rate (in hundredths)	5.14%	5.83%	6.34%